Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Feb. 28, 2023	Feb. 28, 2022
Commitment with Shanghai East Normal University Education Development Fund for Public Welfare Donation Purpose
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued marketing expenses	¥ 45,000	¥ 45,000